Share-Based Compensation And Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation And Benefit Plans [Abstract]
Summary Of Stock Option Activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2011	493,000	$43.80
Granted	70,000	62.75
Exercised	(126,100)	37.46
Forfeited	(34,000)	49.92
Expired	(17,750)	64.56

Options outstanding at December 31, 2011	385,150	$47.82	2.76	$6,892

Options exercisable at December 31, 2011	150,734	$34.30	1.54	$4,727

Summary Of Non-Vested (Restricted) Stock Activity

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at January 1, 2011	1,872,291	$31.47
Granted	429,602	63.87
Vested	(9,445)	50.71
Forfeited	(30,500)	54.64

Non-vested (restricted) stock outstanding at December 31, 2011	2,261,948	$37.23

Weighted-Average Assumptions Relating To Valuation Of Our Stock Options

Years Ended December 31,	2011	2010	2009
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.12%	1.14%	1.96%
Expected volatility	32.59%	33.35%	34.03%
Expected dividend yield	3.48%	3.65%	4.32%